Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Registration Payment Arrangement [Line Items]
Lease agreements description	In 2013, we renewed the lease of our office in San Francisco through October 2019, with an option to renew for an additional 7 years and 8 months. We also entered into a lease for additional office space in San Francisco with an 8-year term, renewable for an additional period of 5 years.
Rent expense	$ 6,800,000	$ 2,300,000	$ 1,600,000
Current portion of capital leases	10,000	364,000
Accumulated depreciation on leased assets	1,000,000	700,000
Letters of credit outstanding amount	$ 3,700,000	$ 3,800,000
Letters of credit description	The letters of credit are collateralized by substantially all of our assets, excluding our intellectual property. These letters of credit renew annually and mature at various dates through October 31, 2022.
Letters of credit expiry date	Oct. 31, 2022
Capital Lease Agreements
Registration Payment Arrangement [Line Items]
Lease expiration date	Mar. 31, 2015
Headquarters
Registration Payment Arrangement [Line Items]
Lease expiration date	Oct. 31, 2019
Lease agreement renewal term	7 years 8 months
Additional office space
Registration Payment Arrangement [Line Items]
Lease agreement renewal term	5 years
Lease agreement term	8 years